Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

August 31, 2019

AXS5-QTLY-1019
1.967947.105

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 3.0%
Interactive Media & Services - 0.9%
CarGurus, Inc. Class A (a)	115,500	$3,767,610
Media - 1.6%
Gray Television, Inc. (a)	266,600	4,078,980
The New York Times Co. Class A	108,500	3,168,200
		7,247,180
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	164,300	2,114,541

TOTAL COMMUNICATION SERVICES		13,129,331

CONSUMER DISCRETIONARY - 14.4%
Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc. (a)	46,500	5,840,400
Hotels, Restaurants & Leisure - 4.2%
Churchill Downs, Inc.	57,000	7,025,820
Hilton Grand Vacations, Inc. (a)	133,256	4,500,055
Planet Fitness, Inc. (a)	66,300	4,681,443
YETI Holdings, Inc.	71,700	2,025,525
		18,232,843
Household Durables - 4.1%
Cavco Industries, Inc. (a)	25,100	4,605,097
Taylor Morrison Home Corp. (a)	207,100	4,941,406
TopBuild Corp. (a)	58,600	5,427,532
TRI Pointe Homes, Inc. (a)	199,400	2,791,600
		17,765,635
Leisure Products - 0.7%
Brunswick Corp.	45,800	2,134,280
Clarus Corp.	81,573	898,119
		3,032,399
Specialty Retail - 2.6%
Boot Barn Holdings, Inc. (a)	93,700	3,209,225
Murphy U.S.A., Inc. (a)	50,300	4,496,820
The Children's Place Retail Stores, Inc.	41,400	3,612,150
		11,318,195
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	45,900	4,198,932
Rattler Midstream LP	132,200	2,420,582
		6,619,514

TOTAL CONSUMER DISCRETIONARY		62,808,986

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	243,020	6,381,705
Food Products - 1.1%
Nomad Foods Ltd. (a)	250,200	5,041,530

TOTAL CONSUMER STAPLES		11,423,235

ENERGY - 1.8%
Energy Equipment & Services - 1.1%
Hess Midstream Partners LP	248,099	4,711,400
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Partners LP	112,800	1,745,016
Noble Midstream Partners LP	53,123	1,292,483
		3,037,499

TOTAL ENERGY		7,748,899

FINANCIALS - 17.1%
Banks - 7.0%
Cadence Bancorp Class A	119,200	1,832,104
ConnectOne Bancorp, Inc.	241,476	4,945,428
First Citizens Bancshares, Inc.	13,900	6,179,940
First Interstate Bancsystem, Inc.	105,800	4,126,200
Independent Bank Corp., Massachusetts	74,700	5,050,467
Old National Bancorp, Indiana	188,000	3,158,400
ServisFirst Bancshares, Inc.	112,900	3,432,160
Trico Bancshares	46,900	1,658,384
		30,383,083
Capital Markets - 3.3%
Blucora, Inc. (a)	113,200	2,556,056
LPL Financial	83,700	6,273,315
Morningstar, Inc.	34,000	5,493,720
		14,323,091
Consumer Finance - 1.4%
First Cash Financial Services, Inc.	62,700	6,190,371
Insurance - 2.4%
Enstar Group Ltd. (a)	14,100	2,518,542
Hastings Group Holdings PLC (b)	1,121,434	2,497,146
Primerica, Inc.	46,700	5,565,239
		10,580,927
Thrifts & Mortgage Finance - 3.0%
Essent Group Ltd.	170,900	8,288,650
WSFS Financial Corp.	120,400	4,962,888
		13,251,538

TOTAL FINANCIALS		74,729,010

HEALTH CARE - 14.8%
Biotechnology - 2.4%
Allakos, Inc. (a)	27,300	2,414,958
Atara Biotherapeutics, Inc. (a)	41,200	556,200
Audentes Therapeutics, Inc. (a)	24,200	752,620
FibroGen, Inc. (a)	40,200	1,795,332
Heron Therapeutics, Inc. (a)	54,700	1,013,044
Kezar Life Sciences, Inc. (a)	36,200	122,356
Kura Oncology, Inc. (a)	42,500	645,150
Mirati Therapeutics, Inc. (a)	17,200	1,409,884
Principia Biopharma, Inc.	23,300	925,010
TransMedics Group, Inc.	32,500	778,375
		10,412,929
Health Care Equipment & Supplies - 3.3%
Avanos Medical, Inc. (a)	41,900	1,390,242
Integra LifeSciences Holdings Corp. (a)	93,300	5,599,866
LivaNova PLC (a)	25,193	1,955,733
Masimo Corp. (a)	22,900	3,509,425
Merit Medical Systems, Inc. (a)	53,100	1,846,818
		14,302,084
Health Care Providers & Services - 3.5%
Chemed Corp.	19,700	8,459,771
Encompass Health Corp.	69,000	4,194,510
G1 Therapeutics, Inc. (a)	11,400	413,820
LHC Group, Inc. (a)	20,024	2,372,844
		15,440,945
Health Care Technology - 0.9%
HMS Holdings Corp. (a)	108,500	3,963,505
Life Sciences Tools & Services - 3.5%
Charles River Laboratories International, Inc. (a)	39,700	5,208,640
Codexis, Inc. (a)	39,600	555,588
ICON PLC (a)	46,500	7,169,835
PRA Health Sciences, Inc. (a)	23,200	2,293,088
		15,227,151
Pharmaceuticals - 1.2%
Horizon Pharma PLC (a)	58,600	1,619,118
Supernus Pharmaceuticals, Inc. (a)	95,800	2,589,474
Zogenix, Inc. (a)	25,700	1,097,133
		5,305,725

TOTAL HEALTH CARE		64,652,339

INDUSTRIALS - 18.3%
Building Products - 2.8%
Armstrong World Industries, Inc.	55,800	5,327,226
Gibraltar Industries, Inc. (a)	64,500	2,597,415
GMS, Inc. (a)	142,600	4,200,996
		12,125,637
Commercial Services & Supplies - 1.6%
Coor Service Management Holding AB (b)	250,400	1,951,735
Tetra Tech, Inc.	63,200	5,126,784
		7,078,519
Construction & Engineering - 1.9%
EMCOR Group, Inc.	40,900	3,576,296
MasTec, Inc. (a)	75,100	4,721,537
		8,297,833
Electrical Equipment - 1.9%
Generac Holdings, Inc. (a)	109,200	8,516,508
Industrial Conglomerates - 1.3%
ITT, Inc.	100,500	5,720,460
Machinery - 5.3%
Cactus, Inc. (a)	103,200	2,628,504
Douglas Dynamics, Inc.	72,200	3,015,072
Gardner Denver Holdings, Inc. (a)	65,600	1,881,408
Luxfer Holdings PLC sponsored	296,700	4,661,157
Oshkosh Corp.	83,900	5,895,653
Rexnord Corp. (a)	188,100	4,924,458
		23,006,252
Professional Services - 3.5%
Asgn, Inc. (a)	69,400	4,335,418
FTI Consulting, Inc. (a)	36,700	3,968,738
ICF International, Inc.	79,976	6,770,768
		15,074,924

TOTAL INDUSTRIALS		79,820,133

INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 4.1%
CDW Corp.	52,300	6,040,650
ePlus, Inc. (a)	49,613	4,054,374
Napco Security Technolgies, Inc. (a)	51,000	1,758,480
SYNNEX Corp.	70,313	5,892,933
		17,746,437
IT Services - 4.6%
Booz Allen Hamilton Holding Corp. Class A	89,900	6,788,349
Euronet Worldwide, Inc. (a)	36,900	5,650,866
Genpact Ltd.	98,200	4,022,272
Hackett Group, Inc.	84,407	1,361,485
Verra Mobility Corp. (a)	170,900	2,378,928
		20,201,900
Semiconductors & Semiconductor Equipment - 1.8%
Entegris, Inc.	111,200	4,762,696
Nanometrics, Inc. (a)	108,000	2,947,320
		7,710,016
Software - 5.8%
j2 Global, Inc.	72,000	6,091,200
Nuance Communications, Inc. (a)	191,400	3,217,434
Pegasystems, Inc.	48,500	3,402,275
Proofpoint, Inc. (a)	41,600	4,726,176
PROS Holdings, Inc. (a)	51,200	3,636,224
RealPage, Inc. (a)	29,500	1,878,265
Zensar Technologies Ltd.	832,371	2,562,244
		25,513,818

TOTAL INFORMATION TECHNOLOGY		71,172,171

MATERIALS - 4.1%
Chemicals - 1.7%
Ashland Global Holdings, Inc.	50,200	3,676,648
Element Solutions, Inc. (a)	390,700	3,645,231
		7,321,879
Construction Materials - 0.6%
Eagle Materials, Inc.	33,200	2,795,108
Containers & Packaging - 1.4%
Aptargroup, Inc.	51,300	6,269,886
Paper & Forest Products - 0.4%
Neenah, Inc.	24,400	1,556,232

TOTAL MATERIALS		17,943,105

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Americold Realty Trust	153,000	5,572,260
CoreSite Realty Corp.	25,300	2,939,354
EPR Properties	63,400	4,961,050
		13,472,664
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	41,900	2,190,113
Cushman & Wakefield PLC	343,033	5,776,676
		7,966,789

TOTAL REAL ESTATE		21,439,453

UTILITIES - 1.6%
Gas Utilities - 1.0%
Star Gas Partners LP	472,278	4,344,958
Multi-Utilities - 0.6%
Telecom Plus PLC	197,467	2,787,223

TOTAL UTILITIES		7,132,181

TOTAL COMMON STOCKS
(Cost $382,333,554)		431,998,843

Money Market Funds - 2.7%
Fidelity Cash Central Fund 2.13% (c)	2,809,987	2,810,549
Fidelity Securities Lending Cash Central Fund 2.13% (c)(d)	8,970,286	8,971,183
TOTAL MONEY MARKET FUNDS
(Cost $11,781,654)		11,781,732

Equity Funds - 0.4%
Small Blend Funds - 0.4%
iShares Russell 2000 Index ETF
(Cost $1,835,252)	12,100	1,800,964
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $395,950,460)		445,581,539
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(8,903,964)
NET ASSETS - 100%		$436,677,575

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,448,881 or 1.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$244,628
Fidelity Securities Lending Cash Central Fund	91,069
Total	$335,697

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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